Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		151 Months Ended	160 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash Flows From Operating Activities:
Net loss	$ (4,893,951)	$ (5,483,954)	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)	$ (60,637,414)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation expense	284,371	312,500	2,223,926	2,173,377	6,052,036	6,336,407
Depreciation expense		429	581	633	3,262,462	3,262,462
Loss on disposition of equipment	4,122				550,186	554,308
Amortization of debt discount		678,116	775,637	124,363	900,000	900,000
Amortization of deferred financing costs		219,725	252,248	40,444	292,692	292,692
Gain on extinguishment of liability					(260,000)	(260,000)
Change in fair value derivative liabilities	(216,112)	287,604	(685,420)	(13,966)	(699,386)	(915,498)
(Increase) decrease in:
R&D reimbursable receivable			234,088	41,567	(3,746)
Prepaid expenses and other current assets	114,143	14,386	(18,013)	4,766	(23,397)	87,000
Increase (decrease) in:
Accounts payable and accrued liabilities	(585,043)	173,614	334,263	556,019	1,238,773	653,730
Accounts payable and accrued liabilities - related party	344,501	2,100	31,185		31,185	375,686
Net Cash Used In Operating Activities	(4,947,969)	(3,795,480)	(5,212,710)	(517,592)	(44,402,658)	(49,350,627)
Cash Flows From Investing Activities:
Payment made for patent rights					(3,000,000)	(3,000,000)
Purchase of property and equipment	(8,030)	(1,812)	(2,359)		(815,659)	(823,689)
Net Cash Used In Investing Activities	(8,030)	(1,812)	(2,359)		(3,815,659)	(3,823,689)
Cash Flows From Financing Activities:
Borrowings on convertible debt, net of offering costs				645,888	645,888	645,888
Payments on note payable	(140,000)					(140,000)
Sales of common stock, net of offering costs		660,163	5,129,940	5,379,367	53,191,098	53,191,098
Proceeds from the exercise of warrants for cash	3,467,393					3,467,393
Net Cash Provided By Financing Activities	3,327,393	660,163	5,129,940	6,025,255	53,836,986	57,164,379
Net change in cash	(1,628,606)	(3,137,129)	(85,129)	5,507,663	5,618,669	3,990,063
Cash at beginning of period	5,618,669	5,703,798	5,703,798	196,135
Cash at end of period	3,990,063	2,566,669	5,618,669	5,703,798	5,618,669	3,990,063
Supplemental disclosures of cash flow information:
Cash paid for interest	561				682	1,243
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Beneficial conversion feature discount				372,850	372,850	372,850
Fair value of warrants issued with debt				377,150	377,150	377,150
Fair value of warrants issued with stock		318,087	3,393,338	2,591,900	5,985,238	5,985,238
Fair value of warrants issued to the placement agent		159,044	658,753	1,484,529	2,170,282	2,170,282
Conversion of notes payable and accrued interest to stock			981,729		981,729	981,729
Transfer from liability classification to equity classification			$ 4,231,324		$ 4,231,324	$ 4,832,204